Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	$ 827	$ 1,038
Other Comprehensive Income (Loss), Before Tax	(54)	(208)
Income Tax	2	(3)
Ending Balance	775	827
Defined Benefit Pension Plan [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	(2)	(7)
Other Comprehensive Income (Loss), Before Tax	(10)	6
Income Tax	2	(1)
Ending Balance	(10)	(2)
Private Equity Instruments [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	27	15
Other Comprehensive Income (Loss), Before Tax		14
Income Tax		(2)
Ending Balance	27	27
Foreign Currency Translation Adjustment [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	802	1,030
Other Comprehensive Income (Loss), Before Tax	(44)	(228)
Ending Balance	$ 758	$ 802